Short-term Bank Borrowings - Schedule of Outstanding Balances of Short-term Bank Borrowings (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Outstanding Balances of Short-term Bank Borrowings [Line Items]
Collateralized and guaranteed bank loans from Bank of China	¥ 10,000,000	$ 1,404,692	¥ 10,000,000
Bank of China [Member]
Schedule of Outstanding Balances of Short-term Bank Borrowings [Line Items]
Collateralized and guaranteed bank loans from Bank of China	¥ 10,000,000	$ 1,404,692	¥ 10,000,000